Due to related parties (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due to related parties	$ 0	$ 41,673	$ 54,938	$ 12,600
Tingting Chang [Member]
Due to related parties			50,406	12,600
Edward Sin [Member]
Due to related parties			$ 4,532	$ 0